SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
36	SUBSEQUENT EVENTS

a)
On January 13, 2023, Law No. 31670 was published, that allows access to a minimum retirement pension and expands the voluntary contribution alternatives for members of Private Pension Fund Administration System (PPS). The law seeks to improve the pension culture through the determination of retirement targets establishing that:

Affiliates may set a target of provisional saving in their individual funded account.
The minimum pension will be decided by the affiliates, being an amount not less than the basket of basic goods determined by the National Institute of Statistics and Informatics.
Members may use the surplus of the individually funded account (i) by transferring it to their voluntary contributions account for non-pension purposes and freely dispose or (ii) by issuing negotiable guarantees for an amount equivalent to the excess of the individually funded accounts. These guarantees have a maturity of two years from their issuance.
Regulations under this new law are expected to be published in the coming months.

b)	On March 30, 2023, Credicorp acquired Joinnus, which is ticket sales for sports and entertainment events platform. This operation diversifies the portfolio of digital products Credicorp.